Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.80%
Freddie Mac REMICs Series 5092 WG 1.00% 4/25/31	134,350	$ 126,635
Total Agency Collateralized Mortgage Obligations (cost $135,148)		126,635

Agency Mortgage-Backed Securities — 7.68%
Fannie Mae S.F. 30 yr
5.00% 7/1/47	185,021	189,535
5.00% 5/1/48	66,136	67,077
5.50% 2/1/55	266,003	268,294
6.00% 9/1/53	148,807	152,455
6.00% 8/1/54	297,283	303,917
Freddie Mac S.F. 30 yr
5.00% 8/1/48	57,631	58,346
5.50% 11/1/54	175,228	176,795
Total Agency Mortgage-Backed Securities (cost $1,234,188)		1,216,419

Collateralized Loan Obligations — 1.58%
Dryden 83 CLO Series 2020-83A AR 144A 5.859% (TSFR03M + 1.53%, Floor 1.53%) 4/18/37 #, •	250,000	250,718
Total Collateralized Loan Obligations (cost $250,000)		250,718

Corporate Bonds — 32.50%
Banking — 9.13%
Bank of America
5.162% 1/24/31 μ	35,000	36,134
5.819% 9/15/29 μ	40,000	41,838
6.204% 11/10/28 μ	40,000	41,694
6.25% 7/26/30 μ, ψ	65,000	65,889
6.625% 5/1/30 μ, ψ	20,000	20,832
Bank of New York Mellon
4.942% 2/11/31 μ	30,000	30,824
5.802% 10/25/28 μ	38,000	39,347
Citigroup
4.503% 9/11/31 μ	40,000	40,031
6.75% 2/15/30 μ, ψ	30,000	30,516
6.875% 8/15/30 μ, ψ	15,000	15,475

Citizens Financial Group 5.253% 3/5/31 μ	55,000	56,384
First Citizens BancShares 5.60% 9/5/35 μ	7,000	6,984
Goldman Sachs Group 5.218% 4/23/31 μ	40,000	41,373
Huntington Bancshares 6.25% 10/15/30 μ, ψ	25,000	24,960
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
5.103% 4/22/31 μ	30,000	$ 31,000
5.571% 4/22/28 μ	30,000	30,663
5.572% 4/22/36 μ	12,000	12,655

M&T Bank 5.179% 7/8/31 μ	20,000	20,488
Morgan Stanley
5.192% 4/17/31 μ	10,000	10,329
6.138% 10/16/26 μ	335,000	335,217
PNC Financial Services Group
4.899% 5/13/31 μ	15,000	15,322
5.222% 1/29/31 μ	40,000	41,341

Popular 7.25% 3/13/28	20,000	20,910
State Street
4.834% 4/24/30	15,000	15,406
4.993% 3/18/27	35,000	35,552

Truist Bank 4.632% 9/17/29 μ	215,000	216,754
US Bancorp
4.653% 2/1/29 μ	13,000	13,146
5.046% 2/12/31 μ	65,000	66,686
5.727% 10/21/26 μ	16,000	16,011
6.787% 10/26/27 μ	15,000	15,404
Wells Fargo & Co.
4.078% 9/15/29 μ	20,000	19,940
5.15% 4/23/31 μ	15,000	15,474
5.244% 1/24/31 μ	20,000	20,697
		1,445,276
Basic Industry — 0.26%
Rio Tinto Finance USA 4.50% 3/14/28	40,000	40,452
		40,452
Brokerage — 0.56%
Jefferies Financial Group 5.875% 7/21/28	85,000	88,518
		88,518
Capital Goods — 2.23%
Amphenol 2.20% 9/15/31	15,000	13,318
Boeing 6.388% 5/1/31	10,000	10,896
Herc Holdings 144A 6.625% 6/15/29 #	45,000	46,272
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	40,000	40,442
Northrop Grumman 4.65% 7/15/30	80,000	81,410
Parker-Hannifin 4.25% 9/15/27	70,000	70,336
RTX 5.75% 11/8/26	89,000	90,499
		353,173
Communications — 1.07%
Sirius XM Radio 144A 5.00% 8/1/27 #	65,000	64,740
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Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
T-Mobile USA 3.75% 4/15/27	105,000	$ 104,420
		169,160
Consumer Cyclical — 1.21%
General Motors Financial 5.00% 7/15/27	80,000	80,998
Gildan Activewear 144A 4.70% 10/7/30 #	40,000	39,956
Home Depot 4.875% 6/25/27	10,000	10,169
Lowe's 4.25% 3/15/31	25,000	24,845
Prime Security Services Borrower
144A 3.375% 8/31/27 #	30,000	29,204
144A 5.75% 4/15/26 #	7,000	7,038
		192,210
Consumer Non-Cyclical — 1.94%
AbbVie 4.80% 3/15/29	65,000	66,487
Bunge Limited Finance 2.75% 5/14/31	70,000	64,205
Coca-Cola Consolidated 5.25% 6/1/29	45,000	46,531
GE HealthCare Technologies 4.80% 1/15/31	15,000	15,251
Royalty Pharma 1.75% 9/2/27	55,000	52,564
Sysco 5.10% 9/23/30	60,000	61,893
		306,931
Electric — 4.09%
American Electric Power 5.80% 3/15/56 μ	25,000	24,975
Black Hills 4.55% 1/31/31	20,000	20,012
Duke Energy Carolinas 3.95% 11/15/28	85,000	85,020
Fells Point Funding Trust 144A 3.046% 1/31/27 #	100,000	98,416
FirstEnergy Pennsylvania Electric 144A 5.20% 4/1/28 #	60,000	61,390
National Rural Utilities Cooperative Finance
4.45% 3/13/26	55,000	55,032
4.80% 3/15/28	40,000	40,753

NRG Energy 144A 4.734% 10/15/30 #	30,000	30,009
PSEG Power 144A 5.20% 5/15/30 #	55,000	56,457
Southern 4.85% 6/15/28	85,000	86,584
Vistra Operations 144A 4.30% 7/15/29 #	90,000	89,344
		647,992
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy — 2.45%
Enbridge 4.90% 6/20/30	15,000	$ 15,348
Energy Transfer
5.55% 2/15/28	130,000	133,843
6.50% 2/15/56 μ	45,000	44,833

Enterprise Products Operating 4.60% 1/15/31	25,000	25,274
Kinder Morgan 5.10% 8/1/29	35,000	35,985
ONEOK 5.65% 11/1/28	60,000	62,240
Targa Resources Partners 5.00% 1/15/28	60,000	60,070
Woodside Finance 5.70% 5/19/32	10,000	10,389
		387,982
Finance Companies — 3.21%
AerCap Ireland Capital DAC 5.10% 1/19/29	150,000	153,643
Air Lease 2.875% 1/15/26	80,000	79,654
Apollo Debt Solutions
6.70% 7/29/31	30,000	31,809
6.90% 4/13/29	30,000	31,550

Ares Capital 5.10% 1/15/31	45,000	44,687
Aviation Capital Group
144A 4.80% 10/24/30 #	40,000	39,981
144A 5.375% 7/15/29 #	30,000	30,743

Avolon Holdings Funding 144A 4.95% 1/15/28 #	20,000	20,208
Blackstone Private Credit Fund
5.05% 9/10/30	20,000	19,773
5.60% 11/22/29	30,000	30,542

Blue Owl Credit Income 6.60% 9/15/29	25,000	26,072
		508,662
Industrials — 0.51%
Quanta Services 4.30% 8/9/28	80,000	80,407
		80,407
Insurance — 1.73%
Aon North America 5.125% 3/1/27	25,000	25,358
Arthur J Gallagher & Co. 4.85% 12/15/29	135,000	137,868
New York Life Global Funding 144A 5.45% 9/18/26 #	40,000	40,580
Principal Life Global Funding II 144A 4.25% 8/18/28 #	70,000	70,198
		274,004
Real Estate Investment Trusts — 0.51%
Simon Property Group 4.375% 10/1/30	80,000	80,220
		80,220

2    NQ-VIPLDB [0925] 1125 (4967853)

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Technology — 3.54%
Accenture Capital 4.05% 10/4/29	60,000	$ 59,987
Broadcom
3.15% 11/15/25	140,000	139,790
4.90% 7/15/32	15,000	15,349

NXP 4.30% 8/19/28	65,000	65,108
Oracle
4.45% 9/26/30	20,000	19,995
5.80% 11/10/25	45,000	45,065
6.15% 11/9/29	15,000	15,999

Roper Technologies 4.25% 9/15/28	80,000	80,394
S&P Global 2.45% 3/1/27	50,000	48,986
Verisk Analytics 4.50% 8/15/30	70,000	70,240
		560,913
Transportation — 0.06%
United Airlines 144A 4.375% 4/15/26 #	10,000	9,993
		9,993
Total Corporate Bonds (cost $5,088,410)		5,145,893

Non-Agency Asset-Backed Securities — 16.89%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	200,000	201,087
ARI Fleet Lease Trust Series 2025-A B 144A 4.70% 1/17/34 #	100,000	100,781
BA Credit Card Trust Series 2022-A2 5.00% 4/15/28	250,000	250,232
Chase Issuance Trust Series 2024-A1 A 4.60% 1/15/29	100,000	100,947
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	5,971	5,973
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	53,252	54,051
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	68,885	69,057
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	86,000	85,560
Series 2024-B A3 5.10% 4/15/29	100,000	101,475

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	200,000	203,782
GMF Floorplan Owner Revolving Trust Series 2023-1 A2 144A 5.522% (SOFR + 1.15%) 6/15/28 #, •	250,000	251,246
	Principalamount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	92,695	$ 92,954
Series 2024-C A3 144A 4.62% 4/17/28 #	100,000	100,661

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.792% (SOFR + 0.42%) 2/16/27 •	34,102	34,116
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.272% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	200,000	200,912
PFS Financing
Series 2024-B A 144A 4.95% 2/15/29 #	200,000	202,356
Series 2025-A A 144A 5.022% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	200,000	200,180

Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	100,000	100,511
Toyota Auto Receivables Owner Trust Series 2024-B A3 5.33% 1/16/29	100,000	101,522
Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	100,000	102,191
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.019% (SOFR + 0.63%) 3/22/27 •	16,694	16,699
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	96,701	97,654
Total Non-Agency Asset-Backed Securities (cost $2,653,800)		2,673,947

Non-Agency Collateralized Mortgage Obligations — 1.95%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	44,820	44,862
Series 2025-R02 1M2 144A 5.956% (SOFR + 1.60%) 2/25/45 #, •	80,000	80,124

Freddie Mac Structured Agency Credit Risk REMIC Trust Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	44,325	44,828
OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	64,207	65,136
NQ-VIPLDB [0925] 1125 (4967853)    3

Schedule of investments
Delaware VIP® Trust  —  Macquarie VIP Limited Duration Bond Series
	Principalamount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	73,477	$ 74,317
Total Non-Agency Collateralized Mortgage Obligations (cost $306,827)		309,267

US Treasury Obligations — 36.14%
US Treasury Inflation Indexed Bonds 1.625% 10/15/29	990,736	1,010,629
US Treasury Notes
3.375% 9/15/28	460,000	456,891
3.625% 8/31/27	2,295,000	2,295,000
3.625% 8/15/28	1,235,000	1,235,145
4.125% 2/28/27	720,000	724,401
Total US Treasury Obligations (cost $5,728,449)		5,722,066
	Number of shares
Short-Term Investments — 5.43%
Money Market Mutual Funds — 5.43%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	214,898	214,898
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	214,898	214,898
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	214,898	214,898
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	214,898	214,898
Total Short-Term Investments (cost $859,592)		859,592

Total Value of Securities—102.97% (cost $16,256,414)		16,304,537
Liabilities Net of Receivables and Other Assets—(2.97%)★		(470,677)
Net Assets Applicable to 1,740,889 Shares Outstanding—100.00%		$15,833,860

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $2,940,044, which represents 18.57% of the Series’ net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
φ	Step coupon bond. Stated rate in effect at September 30, 2025 through maturity date.
★	Includes $38,872 cash collateral held at broker for futures contracts as of September 30, 2025.

4    NQ-VIPLDB [0925] 1125 (4967853)

The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
20	US Treasury 2 yr Notes	$4,167,969	$4,165,516	12/31/25	$2,453	$—	$2,187
(19)	US Treasury 5 yr Notes	(2,074,711)	(2,077,119)	12/31/25	2,408	—	(742)
(2)	US Treasury 10 yr Ultra Notes	(230,156)	(228,906)	12/19/25	—	(1,250)	125
(1)	US Treasury Long Bonds	(116,594)	(114,458)	12/19/25	—	(2,136)	250
Total Futures Contracts			$1,745,033		$4,861	$(3,386)	$1,820
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
GE – General Electric
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
Summary of abbreviations: (continued)
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

NQ-VIPLDB [0925] 1125 (4967853)    5